Property and equipment, net	12 Months Ended
Dec. 31, 2021
Property and equipment, net
Property and equipment, net

13.  Property and equipment, net

Property and equipment consists of the following:

	December 31,
	2020	2021
	US$	US$

Gross carrying amount
Servers, computers and equipment	301,671	319,393
Buildings	153,093	158,119
Construction in progress	69,890	96,552
Decoration of buildings	15,795	16,194
Leasehold improvements	8,966	8,210
Motor vehicles	6,626	6,585
Furniture, fixture and office equipment	4,788	5,229
Total	560,829	610,282
Less: accumulated depreciation	(159,168)	(244,890)

Property and equipment, net	401,661	365,392

Depreciation expense for the years ended December 31, 2019, 2020 and 2021 were US$40,022, US$77,464 and US$108,686, respectively.